Fair Value Measurements, Derivative Instruments and Hedging Activities - Offsetting Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	Nov. 30, 2014	Nov. 30, 2013
Fair Value Disclosures [Abstract]
Derivative assets, gross amount	$ 78	$ 137
Derivative assets, gross amounts offset in the Balance Sheet	(64)	(77)
Derivative assets, total net amounts presented in the Balance Sheet	14	60
Derivative assets, gross amounts not offset in the balance sheet	(14)	(7)
Derivative assets, net amount	0	53
Derivative liabilities, gross amount	342	108
Derivative liabilities, gross amounts offset in the Balance Sheet	(64)	(77)
Derivative liabilities, total net amounts presented in the Balance Sheet	278	31
Derivative liabilities, gross amounts not offset in the balance sheet	(14)	(7)
Derivative liabilities, net amount	$ 264	$ 24